CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jan. 07, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized		5,000,000	5,000,000
Preferred Stock, Shares Issued		0	0
Preferred Stock, Shares Outstanding		0	0
Ordinary shares subject to possible redemption (in shares)		78,727,446
Class A Common Stock
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001
Common Stock, Shares Authorized		500,000,000	500,000,000
Common Stock, Shares, Issued		3,960,547	0
Common Stock, Shares, Outstanding		3,960,547	0
Ordinary shares subject to possible redemption (in shares)		78,839,453	0
Class B Common Stock
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized		50,000,000	50,000,000
Common Stock, Shares, Issued		20,700,000	1
Common Stock, Shares, Outstanding	260,965,701	20,700,000	1